Fees Summary	Oct. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,263,240.00
Previously Paid Amount	0.00
Total Fee Amount	1,555.45
Total Offset Amount	0.00
Net Fee	1,555.45
Narrative - Max Aggregate Offering Price	$ 11,263,240.00
Final Prospectus	true